Annual Operating Expenses {- Investor Freedom 2045 Portfolio} - NF_02.28 VIP Investor Freedom Funds Investor Combo_PRO-01 - Investor Freedom 2045 Portfolio - Investor Class	Feb. 17, 2023
Operating Expenses:
Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	none	[1]
Acquired fund fees and expenses	0.69%	[1]
Total annual operating expenses	0.69%

[1]	(a)Based on estimated amounts for the current fiscal year.